SCHEDULE OF PROPERTY AND EQUIPMENT (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Property and equipment, Balance	$ 12,757,682	$ 4,623,228
Property and equipment, Balance	12,233,828	12,757,682	$ 4,623,228
Equipment not ready for use [member]
IfrsStatementLineItems [Line Items]
Property and equipment, Balance	8,710,149
Property and equipment, Balance	1,266,463	8,710,149
Leasehold improvements [member]
IfrsStatementLineItems [Line Items]
Property and equipment, Balance	623,903	43,438
Property and equipment, Balance	710,233	623,903	43,438
Machinery and equipments [member]
IfrsStatementLineItems [Line Items]
Property and equipment, Balance	3,400,774	4,535,989
Property and equipment, Balance	10,181,807	3,400,774	4,535,989
Office equipment [member]
IfrsStatementLineItems [Line Items]
Property and equipment, Balance	22,856	43,801
Property and equipment, Balance	75,325	22,856	43,801
Cost [member]
IfrsStatementLineItems [Line Items]
Property and equipment, Balance	19,276,130	9,415,610	8,209,091
Additions	2,255,107	10,181,213	1,167,953
Reclassification
Effect of changes in foreign exchange rates	215,816	(303,472)	38,566
Disposals	30,433	17,221
Property and equipment, Balance	21,716,620	19,276,130	9,415,610
Disposals	(30,433)	(17,221)
Cost [member] | Equipment not ready for use [member]
IfrsStatementLineItems [Line Items]
Property and equipment, Balance	8,710,149		1,815,909
Additions	930,036	8,893,033	206,018
Reclassification	(8,363,829)		(2,013,090)
Effect of changes in foreign exchange rates	(9,893)	(182,884)	(8,837)
Disposals
Property and equipment, Balance	1,266,463	8,710,149
Disposals
Cost [member] | Leasehold improvements [member]
IfrsStatementLineItems [Line Items]
Property and equipment, Balance	729,523	124,256	123,659
Additions	229,060	613,192
Reclassification
Effect of changes in foreign exchange rates	32,932	(7,925)	597
Disposals
Property and equipment, Balance	991,515	729,523	124,256
Disposals
Cost [member] | Machinery and equipments [member]
IfrsStatementLineItems [Line Items]
Property and equipment, Balance	9,637,385	9,095,508	6,091,621
Additions	1,025,757	668,857	949,551
Reclassification	8,363,829		2,013,090
Effect of changes in foreign exchange rates	187,792	(109,759)	41,246
Disposals	30,433	17,221
Property and equipment, Balance	19,184,330	9,637,385	9,095,508
Disposals	(30,433)	(17,221)
Cost [member] | Office equipment [member]
IfrsStatementLineItems [Line Items]
Property and equipment, Balance	199,073	195,846	177,902
Additions	70,254	6,131	12,384
Reclassification
Effect of changes in foreign exchange rates	4,985	(2,904)	5,560
Disposals
Property and equipment, Balance	274,312	199,073	195,846
Disposals
Accumulated depreciation [member]
IfrsStatementLineItems [Line Items]
Property and equipment, Balance	6,518,448	4,792,382	3,138,584
Effect of changes in foreign exchange rates		12,380
Disposals	20,796
Property and equipment, Balance	9,482,792	6,518,448	4,792,382
Depreciation for the year	2,985,140	1,713,686	1,653,798
Disposals	(20,796)
Accumulated depreciation [member] | Equipment not ready for use [member]
IfrsStatementLineItems [Line Items]
Property and equipment, Balance
Effect of changes in foreign exchange rates
Disposals
Property and equipment, Balance
Depreciation for the year
Disposals
Accumulated depreciation [member] | Leasehold improvements [member]
IfrsStatementLineItems [Line Items]
Property and equipment, Balance	105,620	80,818	56,134
Effect of changes in foreign exchange rates
Disposals
Property and equipment, Balance	281,282	105,620	80,818
Depreciation for the year	175,662	24,802	24,684
Disposals
Accumulated depreciation [member] | Machinery and equipments [member]
IfrsStatementLineItems [Line Items]
Property and equipment, Balance	6,236,611	4,559,519	2,958,538
Effect of changes in foreign exchange rates		12,380
Disposals	20,796
Property and equipment, Balance	9,002,523	6,236,611	4,559,519
Depreciation for the year	2,786,708	1,664,712	1,600,981
Disposals	(20,796)
Accumulated depreciation [member] | Office equipment [member]
IfrsStatementLineItems [Line Items]
Property and equipment, Balance	176,217	152,045	123,912
Effect of changes in foreign exchange rates
Disposals
Property and equipment, Balance	198,987	176,217	152,045
Depreciation for the year	22,770	$ 24,172	$ 28,133
Disposals